UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-3205
                                   811-21300

Name of Fund: CMA Government Securities Fund
              Master Government Securities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, CMA Government Securities Fund and Master Government Securities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments

CMA Government Securities Fund
Schedule of Investments as of June 30, 2006                       (in Thousands)

                                                  Beneficial
                                                    Interest  Mutual Funds                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                  $  402,481  Master Government Securities Trust                        $   443,619
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Mutual Funds (Cost - $443,436) - 100.0%                 443,619
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $443,436) - 100.0%                                                                                443,619

Liabilities in Excess of Other Assets - (0.0%)                                                                                  (68)
                                                                                                                        -----------
Net Assets - 100.0%                                                                                                     $   443,551
                                                                                                                        ===========

Master Government Securities Trust
Schedule of Investments as of June 30, 2006                       (in Thousands)

                                                               Face             Interest              Maturity
Issue                                                         Amount              Rate                  Date               Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations** - 17.8%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                          $ 39,700              2.75 %             7/31/2006          $   39,630
                                                                2,220             2.375               8/15/2006               2,213
                                                               27,000             2.375               8/31/2006              26,885
                                                                9,000              2.50              10/31/2006               8,922
                                                               17,400             2.625              11/15/2006              17,232
                                                               35,030             2.875              11/30/2006              34,691
                                                               26,000             3.125               1/31/2007              25,678
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (Cost - $155,480)                                                                         155,251
-----------------------------------------------------------------------------------------------------------------------------------

       Face
      Amount                                                   Issue
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 82.5%
-----------------------------------------------------------------------------------------------------------------------------------
   $   43,000    ABN AMRO Bank N.V. NY Branch, purchased on 6/30/2006 to yield  4.50% to 7/03/2006, repurchase
                 price $43,016, collateralized by U.S. Treasury Notes, 5.125% due 6/30/2011                                  43,000
-----------------------------------------------------------------------------------------------------------------------------------
       42,500    Banc of America Securities LLC, purchased on 6/28/2006 to yield  5.10% to 7/05/2006, repurchase
                 price $42,542, collateralized by GNMA, 6% due 6/15/2036                                                     42,500
-----------------------------------------------------------------------------------------------------------------------------------
       40,047    Barclays Capital Inc., purchased on 6/30/2006 to yield  4.40% to 7/03/2006, repurchase price $40,062,
                 collateralized by U.S. Treasury Inflation Index Bonds, 3.375% due 1/15/2007                                 40,047
-----------------------------------------------------------------------------------------------------------------------------------
       37,000    Bear Stearns & Co. Inc., purchased on 6/30/2006 to yield  4.25% to 7/03/2006, repurchase price
                 $37,013, collateralized by U.S. Treasury Inflation Index Bonds, 2.375% due 1/15/2025                        37,000
-----------------------------------------------------------------------------------------------------------------------------------
       42,500    Citigroup Global Markets Inc., purchased on 6/28/2006 to yield  5.10% to 7/05/2006, repurchase
                 price $42,542, collateralized by GNMA, 4% to 9.50% due 12/15/2009 to 4/20/2036                              42,500
-----------------------------------------------------------------------------------------------------------------------------------
       43,000    Countrywide Securities Corp., purchased on 6/29/2006 to yield  5.19% to 7/06/2006, repurchase price
                 $43,043 collateralized by GNMA, 5% to 7% due 6/15/2021 to 6/15/2036                                         43,000
-----------------------------------------------------------------------------------------------------------------------------------
       43,000    Credit Suisse LLC, purchased on 6/29/2006 to yield  5.19% to 7/06/2006, repurchase price $43,043,
                 collateralized by GNMA, 5.50% to 8% due 5/15/2009 to 7/15/2039                                              43,000
-----------------------------------------------------------------------------------------------------------------------------------
       42,500    Deutsche Bank Securities Inc., purchased on 6/28/2006 to yield  5.10% to 7/05/2006, repurchase price
                 $42,542 collateralized by GNMA, 5.50% to 6% due 8/15/2017 to 12/20/2034                                     42,500
-----------------------------------------------------------------------------------------------------------------------------------
       43,000    Goldman Sachs & Company, purchased on 6/29/2006 to yield  5.22% to 7/27/2006, repurchase price
                 $43,175, collateralized by U.S. Treasury Note, 4.375% due 12/31/2007                                        43,000
-----------------------------------------------------------------------------------------------------------------------------------
       42,500    Greenwich Capital Markets, Inc., purchased on 6/28/2006 to yield  5.10% to 7/05/2006, repurchase
                 price $42,542, collateralized by GNMA, 4.50% to 9% due 9/15/2007 to 9/15/2048                               42,500
-----------------------------------------------------------------------------------------------------------------------------------
       43,000    HSBC Securities (USA), Inc., purchased on 6/30/2006 to yield  4.50% to 7/03/2006, repurchase price
                 $43,016, collateralized by U.S. Treasury STRIPS+ , due 2/15/2017 to 8/15/2030                               43,000
-----------------------------------------------------------------------------------------------------------------------------------
       43,000    J.P. Morgan Securities Inc., purchased on 6/29/2006 to yield  5.18% to 7/06/2006, repurchase price
                 $43,043, collateralized by GNMA, 4.50% to 7.50% due 12/15/2006 to 3/15/2047                                 43,000
-----------------------------------------------------------------------------------------------------------------------------------
       43,000    Lehman Brothers Inc., purchased on 6/29/2006 to yield  5.15% to 7/06/2006, repurchase price $43,043,
                 collateralized by GNMA, 4% to 13% due 6/15/2007 to 6/15/2036                                                43,000
-----------------------------------------------------------------------------------------------------------------------------------
       43,000    Merrill Lynch Government Securities Inc., purchased on 6/30/2006 to yield  4.50% to 7/03/2006, repurchase price $43,016, collateralized by U.S. Treasury Notes, 6.875% to 8.125% due 8/15/2019 to
                 8/15/2025 and U.S. Treasury Inflation Index Bonds, 1.625% to 3.375% due 1/15/2012 to 7/15/2015 (a)          43,000
-----------------------------------------------------------------------------------------------------------------------------------
       43,000    Mizuho Securities USA, Inc., purchased on 6/30/2006 to yield  4.50% to 7/03/2006, repurchase price
                 $43,016, collateralized by U.S. Treasury Bill, due 7/20/2006 to 12/28/2006                                  43,000
-----------------------------------------------------------------------------------------------------------------------------------
       43,000    Morgan Stanley & Co. Inc., purchased on 6/30/2006 to yield  4.45% to 7/03/2006, repurchase price
                 $43,016, collateralized by U.S. Treasury STRIPS+ due 11/15/2022                                             43,000
-----------------------------------------------------------------------------------------------------------------------------------
       42,500    UBS Securities LLC, purchased on 6/28/2006 to yield  5.15% to 7/05/2006, repurchase price $42,543
                 collateralized by GNMA, 4% to 16% due 9/15/2006 to 6/20/2036                                                42,500
-----------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $719,547) - 82.5%                                                                       719,547
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $875,027*) - 100.3%                                                                               874,798

Liabilities in Excess of Other Assets - (0.3%)                                                                               (2,768)
                                                                                                                         ----------
Net Assets - 100.0%                                                                                                      $  872,030
                                                                                                                         ==========

Master Government Securities Trust
Schedule of Investments as of June 30, 2006                       (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 875,027
                                                                      =========
      Gross unrealized appreciation                                   $      --
      Gross unrealized depreciation                                        (229)
                                                                      ---------
      Net unrealized depreciation                                     $    (229)
                                                                      =========

** U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
+     Separately Traded Registered Interest and Principal of Securities
      (STRIPS).
(a) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Interest
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Government Securities Inc.        $ (4,500)         $    547
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Government Securities Fund and Master Government Securities Trust


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    CMA Government Securities Fund and Master Government Securities Trust

Date: August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    CMA Government Securities Fund and Master Government Securities Trust

Date: August 23, 2006


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Financial Officer
    CMA Government Securities Fund and Master Government Securities Trust

Date: August 23, 2006